STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
SCHEDULE OF KEY INPUTS WARRANT LIABILITY

The key inputs for the warrant liability were as follows as of initial valuation on November 4, 2025:

Key Valuation Inputs
Expected term (years)	2.00
Annualized volatility	92.27%
Risk-free interest rate	3.58%
Series C Convertible Preferred Stock per Share Value	$1,177.54
Dividend yield	0.00%
Exercise price	$10,000.00

The key inputs for the warrant liability were as follows as of May 5, 2026 (date of reclassification of warrant liability into equity):

Key Valuation Inputs
Expected term (years)	1.50
Annualized volatility	115.07%
Risk-free interest rate	3.85%
Series C Convertible Preferred Stock per Share Value	$1,073.46
Dividend yield	0.00%
Exercise price	$10,000.00

SUMMARY OF WARRANT ACTIVITY

The following table summarizes common stock warrant activity for the years ended June 30, 2026 and 2025:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2024	10	$31.00
Granted	-	-
Exercised	-	-
Cancelled*	-	-
Expired	-	-
Outstanding at June 30, 2025	10	$31.00
Granted – Common stock warrants	1,200	100.00
Granted – Series C preferred stock warrants	9,900	10,000.00
Exercised – Series C preferred stock warrants	(300)	10,000.00
Cancelled	-	-
Expired	-	-
Outstanding at June 30, 2026	10,810	$8,905.64

Exercisable at June 30, 2026	10,810	$8,905.64
Outstanding and Exercisable:

Weighted average remaining contractual term	1.66
Aggregate intrinsic value	$-

*	On March 3, 2025, the Company cancelled all the existing warrants (de minimis number of shares of Series A warrants, Series B warrants, and Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).